Related Party Transactions - Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Revenues	¥ 54,163	$ 8,499	¥ 31,740	¥ 12,366
Cost of revenue	25,351	3,979	258	0
Selling and marketing expenses	2,500	392	8,681	5,837
General and administrative expenses	1,145	180	0	750
Loans provided to related party	250	39	33,558	12,985
Repayment of loans provided to related parties	2,220	348	12,555	3,603
Interest income	18	3	1,516	279
Investment and loans receivable disposal transactions			3,152
Alnilam
Related Party Transaction [Line Items]
Revenues			2,346	4,029
Cost of revenue			163
Loans provided to related party				5,649
Repayment of loans provided to related parties			7,185	1,603
Interest income			773	253
Rock&Roll
Related Party Transaction [Line Items]
Revenues	9,999	1,569
Cost of revenue	3,364	528
Sunwah
Related Party Transaction [Line Items]
Revenues	359	56
Cost of revenue	15,349	2,409
GZ Skyline
Related Party Transaction [Line Items]
Cost of revenue	4,738	744
Selling and marketing expenses	143	22
SH Skyline
Related Party Transaction [Line Items]
Cost of revenue	1,224	192
General and administrative expenses	1,145	180
Marvelousmart
Related Party Transaction [Line Items]
Cost of revenue	676	106
GZ Raspberry
Related Party Transaction [Line Items]
Loans provided to related party	250	39
Repayment of loans provided to related parties	250	39
Interest income	1
Pan Hai.
Related Party Transaction [Line Items]
Loans provided to related party			1,500
Interest income	12	2	51
Zi Jun
Related Party Transaction [Line Items]
Revenues			657	309
Cost of revenue			95
Loans provided to related party			18,618	3,736
Interest income			518	26
Newton Education
Related Party Transaction [Line Items]
Revenues				71
HK Fairlady
Related Party Transaction [Line Items]
Revenues	43,422	6,814	28,639	7,957
General and administrative expenses				750
Yi Xin
Related Party Transaction [Line Items]
Revenues	81	13	98
Selling and marketing expenses	2,028	318	8,681	5,837
Loans provided to related party			8,600	3,400
Repayment of loans provided to related parties			1,000	2,000
Investment and loans receivable disposal transactions			3,000
Zhi Nao
Related Party Transaction [Line Items]
Loans provided to related party				¥ 200
Explorer
Related Party Transaction [Line Items]
Loans provided to related party			3,960
Repayment of loans provided to related parties			3,960
Interest income			156
Pan Hai
Related Party Transaction [Line Items]
Repayment of loans provided to related parties	1,500	235
Jun Mi
Related Party Transaction [Line Items]
Revenues	302	47
Selling and marketing expenses	329	52
Loans provided to related party			880
Repayment of loans provided to related parties	470	74	410
Interest income	¥ 5	$ 1	18
Investment and loans receivable disposal transactions			¥ 152